Short-Term Borrowings And Long-Term Debt (Schedule Of Long-Term Debt) (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2016
0.15% - 2.06% coupon bonds due 2016 - 2031 | Debt Denominated In Japanese Yen | Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.15%
Debt instrument, interest rate, stated percentage rate range, maximum	2.06%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2031
1.00% floating rate bond due 2022 | Debt Denominated In Japanese Yen | Bonds
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	1.00%
Debt instrument, maturity date range, end	2022
0.51% (weighted average) loans due 2016 - 2029 | Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.51%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2029
0.32% (weighted average) floating rate loans due 2016 - 2032 | Debt Denominated In Japanese Yen | Secured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.32%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2032
0.88% (weighted average) loans due 2016 - 2031 | Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.88%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2031
0.16% (weighted average) floating rate loans due 2016 - 2026 | Debt Denominated In Japanese Yen | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.16%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2026
0.89% to 2.15% U.S. dollar notes due 2016 to 2020 | Debt Denominated In Foreign Currencies | Notes
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, minimum	0.89%
Debt instrument, interest rate, stated percentage rate range, maximum	2.15%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2020
1.08% floating rate U.S. dollar notes due 2019 | Debt Denominated In Foreign Currencies | Notes
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage rate range, maximum	1.08%
Debt instrument, maturity date range, end	2019
1.05% (weighted average) U.S. dollar floating rate loans due 2016 - 2029 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.05%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2029
0.91% (weighted average) U.K. pound floating rate loans due 2016 - 2018 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.91%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2018
1.79% (weighted average) Euro loans due 2016 - 2025 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	1.79%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2025
0.43% (weighted average) Euro floating rate loans due 2016 - 2027 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Long-term debt, weighted average interest rate	0.43%
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2027
Other loans due 2016 - 2038 | Debt Denominated In Foreign Currencies | Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Debt instrument, maturity date range, start	2016
Debt instrument, maturity date range, end	2038